MERRILL LYNCH
GLOBAL BOND
FUND

For Investment and
Retirement









FUND LOGO









Quarterly Report

September 30, 1995





This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Merrill Lynch
Global Bond Fund
For Investment
And Retirement
Box 9011
Princeton, NJ
08543-9011




Merrill Lynch Global Bond Fund for Investment and Retirement



PORTFOLIO INFORMATION


Type of Issues*
As of September 30, 1995

A bar graph depicting the types of issues held in the portfolio as a percentage of net assets:

Financial Services                          4.11%
US Government & Agency Obligations         29.60%
Commercial Paper                            8.25%
Sovereign Government Obligations           55.54%





Geographical Diversification*
As of September 30, 1995

A bar graph depicting the geographical diversification of the portfolio as a percentage of net assets:

New Zealand                                 2.26%
Japan                                       9.71%
Spain                                       5.15%
Denmark                                     6.65%
United Kingdom                              9.28%
Unites States                              37.85%
Italy                                       3.01%
Canada                                      2.22%
Germany                                    15.70%
Sweden                                      0.86%
France                                      4.81%

Maturity of Investments*
As of September 30, 1995

A bar graph depicting the maturity of the Fund's investments as a percentage of net assets:

0-6 months                                 1%
6 months--5 yrs                           23%
5 yrs--10 yrs                             75%
10 yrs+                                    1%



[FN]
*Percent of net assets may not equal 100%.






DEAR SHAREHOLDER

Economic momentum continues to slow in the major economies except for the United States, where growth has stabilized. Leading economic indicators for the Group of Seven countries continue to trend lower, the growth rate for industrial production is falling, and the unemployment rate is inching higher. The current US business cycle is characterized by the strongest results in corporate investment and the weakest trends in consumer spending for any upturn in the postwar era. While recent data indicated that the first-half slowdown was ending, there was no clear evidence that any potential reacceleration would be strong enough to destabilize financial markets. The Japanese economy slipped back into recession and debt deflation is a major threat. Consumption is being undermined by rising unemployment and declining income, while the rise in excess capacity will mitigate any incentive to expand production. The government has under-taken a massive reflation effort via injections of liquidity and yen depreciation.

European economic conditions were far different than those existing in Japan, but growth continued to slow. Germany's capital and exports sectors both slowed sharply, while consumer demand appeared unlikely to be an offsetting factor. France lagged behind Germany; Italian growth turned sluggish following a period of monetary tightening; and excess inventory led to lower-than-expected growth in the United Kingdom.

In Canada, October 30, 1995 was set as the date for Quebec's referendum on separation. Possible sharp weakness in the financial markets was averted with the narrow rejection of the referendum. In Australia, slower growth allowed monetary policy to remain constant and inflation to possibly stop its recent drift upwards.

During the three months ended September 30, 1995, ten-year yields rose in the Dollar bloc countries of the United States, Canada, and Australia, remained unchanged in Japan, and fell in Europe. The US bond market backed up sharply in July following the release of stronger-than-expected June activity data but recouped all losses after softer-than-expected data was published. Increased sensitivity to growth data will likely characterize the market for a few more months.

In Europe, the Bundesbank set a positive tone for all markets by cutting interest rates upon returning from its summer recess. Weak activity and money supply data along with continued easing of inflation allowed the Bundesbank to ease monetary policy without jeopardizing credibility. With this back-ground, the higher-yielding European markets substantially outperformed Germany. The US dollar surged against the yen following an August 2, 1995 deregulation package designed to strongly encourage increased foreign investments and massive US dollar buying by the Bank of Japan. The falling of the yen coupled with the Bundesbank's monetary easing and intervention pushed the Deutschemark down. The US dollar retraced one-half of its gain versus the Deutschemark on September 20, 1995 and Sep-tember 21, 1995 following Bundesbank comments suggesting that the European Monetary Union (EMU) debate may need to be reopened.

Investment Outlook & Portfolio Strategy
Of the three major blocs in which the Fund invests (Dollar, Europe and Japan), we modestly adjusted our investment allocation from 46%, 46% and 8% to 43%, 46% and 10%, respectively, while raising the average maturity from 6.4 years to 7 years during the three months ended September 30, 1995. Within the Dollar bloc countries we initiated a position in Canada. We funded the purchase by reducing the Fund's Denmark position. In addition, we used cash to add to our Japan exposure. In Europe, we added to our holdings in Italy and initiated a new exposure in Sweden. The Fund's neutral currency position with respect to the US dollar penalized its performance as the US dollar surged versus the yen. US bond prices are attractive but potentially vulnerable as investors appear to be very comfortable with the view of modest growth, subdued inflation, and a Federal Reserve Board that is poised to ease monetary policy if needed. Of the three factors, stronger growth appears to be the larger risk for bond prices. The outlook for European interest rates continued to remain positive given the Bundesbank's move to ease monetary policy and signs of stabilization in inflation in the weak currency countries of Italy, Spain and Sweden. However, given the relative outperformance of these higher-yielding bond markets, along with recent comments about the appropriate pace of the EMU, the outlook dimmed for these weak countries. Japanese bond prices are expensive, but meaningful downside potential seems low given the positive liquidity and cyclical backdrop. Canada remained volatile ahead of the October 30, 1995 referendum, while the main risk in Australia appeared to be the rising pace of inflation, especially regarding wages.

From a currency perspective, the US dollar's inability to move above major barriers given the clear shift in Japanese and German policy is somewhat disconcerting. It now appears appreciation beyond the highs reached in mid-September will likely require renewed monetary tightening by the Federal Reserve Board, especially given the renewed doubts about EMU.

In Conclusion
We thank you for your continued investment in Merrill Lynch Global Bond Fund for Investment and Retirement, and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,






(Arthur Zeikel)
Arthur Zeikel
President






(Robert J. Parish)
Robert J. Parish
Vice President and Portfolio Manager





November 2, 1995

PERFORMANCE DATA


About Fund Performance

Since October 21, 1994, investors have been able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after 10 years.

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

Performance data for the Fund's Class A and Class B Shares are presented in the "Average Annual Total Return" and "Performance Summary" tables on pages 5 and 6. "Aggregate Total Return" tables for Class C and Class D Shares are also presented on page 5. Data for all of the Fund's shares are presented in the "Recent Performance Results" table on page 5.

The "Recent Performance Results" table shows investment results before the deduction of any sales charges for Class A and Class B Shares for the 12-month and 3-month periods ended September 30, 1995 and for Class C and Class D Shares for the since inception and 3-month periods ended September 30, 1995. All data in this table assume imposition of the actual total expenses incurred by each class of shares during the relevant period.

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



PERFORMANCE DATA (continued)



Recent Performance Results
                                                                               12 Month   3 Month
                                               9/30/95   6/30/95   9/30/94++   % Change++ % Change
Class A Shares*                                  $9.19     $9.42     $9.12       +0.77%    -2.44%
Class B Shares*                                   9.20      9.42      9.12       +0.88     -2.34
Class C Shares*                                   9.19      9.42      9.21       -0.22     -2.44
Class D Shares*                                   9.20      9.42      9.21       -0.11     -2.34
Class A Shares--Total Return*                                                    +7.18(1)  -0.94(2)
Class B Shares--Total Return*                                                    +6.48(3)  -1.03(4)
Class C Shares--Total Return*                                                    +4.91(5)  -1.16(6)
Class D Shares--Total Return*                                                    +5.59(7)  -1.01(8)
Class A Shares--Standardized 30-day Yield         5.51%
Class B Shares--Standardized 30-day Yield         5.02%
Class C Shares--Standardized 30-day Yield         4.93%
Class D Shares--Standardized 30-day Yield         5.31%

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
 ++Investment results shown for Class C and Class D Shares are since inception (10/21/94).
(1)Percent change includes reinvestment of $0.568 per share ordinary income dividends.
(2)Percent change includes reinvestment of $0.140 per share ordinary income dividends.
(3)Percent change includes reinvestment of $0.497 per share ordinary income dividends.
(4)Percent change includes reinvestment of $0.122 per share ordinary income dividends.
(5)Percent change includes reinvestment of $0.451 per share ordinary income dividends.
(6)Percent change includes reinvestment of $0.120 per share ordinary income dividends.
(7)Percent change includes reinvestment of $0.500 per share ordinary income dividends.
(8)Percent change includes reinvestment of $0.134 per share ordinary income dividends.

Average Annual Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 9/30/95                         +7.18%         +2.90%
Five Years Ended 9/30/95                   +8.96          +8.07
Inception (10/25/88)
through 9/30/95                            +9.16          +8.52

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.




                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 9/30/95                         +6.48%         +2.48%
Five Years Ended 9/30/95                   +8.13          +8.13
Inception (8/29/86) through 9/30/95        +9.34          +9.34

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.




Aggregate Total Return


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Inception (10/21/94)
through 9/30/95                            +4.91%         +3.91%

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Inception (10/21/94)
through 9/30/95                            +5.59%         +1.37%

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.




PERFORMANCE DATA (concluded)

Performance Summary--Class A Shares
                                     Net Asset Value    Capital Gains
Period Covered                   Beginning     Ending    Distributed   Dividends Paid*    % Change**
10/25/88-12/31/88                  $10.22      $10.24        --            $0.251          + 2.66%
1989                                10.24        9.77        --             1.131          + 7.27
1990                                 9.77        9.93        --             1.266          +15.64
1991                                 9.93       10.38        --             1.045          +16.00
1992                                10.38        9.79      $0.096           1.276          + 7.83
1993                                 9.79       10.03       0.020           0.998          +13.21
1994                                10.03        8.96        --             0.546          - 5.29
1/1/95-9/30/95                       8.96        9.19        --             0.416          + 7.52
                                                           ------          ------
                                                     Total $0.116    Total $6.929

                                                    Cumulative total return as of 9/30/95: +83.64%**

 *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date, and do not include sales charge; results would be lower if sales charge was included.

Performance Summary--Class B Shares
                                     Net Asset Value    Capital Gains
Period Covered                   Beginning     Ending    Distributed  Dividends Paid*   % Change**
8/29/86-12/31/86                   $10.00      $10.16        --            $0.194          + 3.93%
1987                                10.16       10.68      $0.382           1.303          +22.82
1988                                10.68       10.24        --             0.817          + 3.82
1989                                10.24        9.77        --             1.057          + 6.45
1990                                 9.77        9.93        --             1.191          +14.76
1991                                 9.93       10.39        --             0.969          +15.23
1992                                10.39        9.79       0.096           1.197          + 6.91
1993                                 9.79       10.03       0.020           0.921          +12.36
1994                                10.03        8.96        --             0.475          - 6.01
1/1/95-9/30/95                       8.96        9.20        --             0.365          + 6.93
                                                           ------          ------
                                                     Total $0.498    Total $8.489

                                                   Cumulative total return as of 9/30/95: +125.19%**

 *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.



SCHEDULE OF INVESTMENTS
                          Face                                           Interest     Maturity                     Percent of
                         Amount              Long-Term Obligations         Rate         Date           Value       Net Assets

Canada
Sovereign     C$       20,000,000  Canadian Government Bond                8.50%      4/01/2002     $ 15,574,380       2.22%
Government
Obligations


                                   Total Investments in Canada
                                   (Cost--$15,057,522)                                                15,574,380       2.22

Denmark

Sovereign     Dkr     131,000,000  Denmark Government Bond                 9.00      11/15/2000       25,317,066       3.61
Government             76,000,000  Denmark Government Bond                 8.00      11/15/2001       14,022,130       2.00
Obligations            40,000,000  Denmark Government Bond                 8.00       5/15/2003        7,284,195       1.04


                                   Total Investments in Denmark
                                   (Cost--$44,580,431)                                                46,623,391       6.65


France

Sovereign     Frf      80,000,000  French Government BTAN                  8.00       5/12/1998       16,856,644       2.41
Government             80,000,000  French Government BTAN                  7.75       4/12/2000       16,840,395       2.40
Obligations


                                   Total Investments in France
                                   (Cost--$33,347,410)                                                33,697,039       4.81


Germany

Financial     DM       21,000,000  European Investment Banking Trust       7.75       1/26/2005       15,559,639       2.22
Services


Sovereign              40,000,000  Deutschland Republic                    7.25      10/21/2002       29,399,412       4.19
Government             50,000,000  Landesbank Rheinland                    7.25       4/20/2005       35,548,789       5.07
Obligations            40,000,000  Treuhandanstalt                         7.50       9/09/2004       29,539,409       4.22


                                   Total Investments in Germany
                                   (Cost--$111,151,530)                                              110,047,249      15.70


Italy

Sovereign     Lit  35,000,000,000  Government of Italy                    10.50       4/01/2000       21,112,763       3.01
Government
Obligations


                                   Total Investments in Italy
                                   (Cost--$20,990,224)                                                21,112,763       3.01

Japan

Financial     YEN   1,160,000,000  World Bank                              4.50       3/20/2003       13,226,344       1.89
Services


Sovereign           1,600,000,000  Japanese Government Bond                4.80      12/20/2002       18,412,606       2.63
Government          3,300,000,000  Japanese Government Bond                4.00       6/20/2005       36,364,667       5.19
Obligations


                                   Total Investments in Japan
                                   (Cost--$77,455,142)                                                68,003,617       9.71




SCHEDULE OF INVESTMENTS (continued)
                          Face                                           Interest     Maturity                     Percent of
                         Amount              Long-Term Obligations         Rate         Date           Value       Net Assets

New Zealand
Sovereign     NZ$      12,000,000  New Zealand Government Bond            10.00  %    7/15/1997     $  8,099,922       1.16%
Government             12,400,000  New Zealand Government Bond             6.50       2/15/2000        7,701,924       1.10
Obligations

                                   Total Investments in New Zealand
                                   (Cost--$16,239,713)                                                15,801,846       2.26


Spain

Sovereign     Pta   2,500,000,000  Government of Spain                    11.45       8/30/1998       20,749,029       2.96
Government          2,000,000,000  Government of Spain                    10.00       2/28/2005       15,312,399       2.19
Obligations


                                   Total Investments in Spain
                                   (Cost--$36,192,459)                                                36,061,428       5.15

Sweden

Sovereign     Sek      40,000,000  Government of Sweden                   10.25       5/05/2000        5,995,701       0.86
Government
Obligations


                                   Total Investments in Sweden
                                   (Cost--$5,536,468)                                                  5,995,701       0.86


United Kingdom

Sovereign     Pound    26,300,000  United Kingdom Gilt                     7.00      11/06/2001       39,839,515       5.68
Government    Sterling 14,600,000  United Kingdom Gilt                     9.75       8/27/2002       25,216,976       3.60
Obligations


                                   Total Investments in the
                                   United Kingdom (Cost--$64,946,324)                                 65,056,491       9.28


United States

US  Govern-   US$      45,500,000  Federal National Mortgage Association   8.55      12/10/2004       47,419,645       6.77
ment & Agency           8,000,000  Federal National Mortgage Association   6.85       9/12/2005        7,946,768       1.13
Obligations            88,000,000  United States Treasury Notes            7.875     11/15/2004       97,858,640      13.96
                       46,500,000  United States Treasury Notes            6.50       5/15/2005       47,568,105       6.79


                                   Total Investments in the
                                   United States (Cost--$194,000,703)                                200,793,158      28.65


                                   Investments in Long-Term Obligations
                                   (Cost--$619,497,926)                                              618,767,063      88.30

SCHEDULE OF INVESTMENTS (continued)
                          Face                                           Interest     Maturity                     Percent of
                         Amount              Long-Term Obligations         Rate         Date           Value       Net Assets

United States
Commercial    US$      20,000,000  du Pont (E.I.) de Nemours & Co.         5.69%     10/24/1995     $ 19,930,456       2.84%
Paper*                 29,143,000  General Electric Capital Corp.          6.45      10/02/1995       29,143,000       4.16
                        8,731,000  National Fleet Funding Corp.            5.75      10/11/1995        8,718,449       1.25


                                   Total Investments in Commercial
                                   Paper (Cost--$57,791,905)                                          57,791,905       8.25


US Government           6,500,000  Student Loan Marketing Association      5.44      11/09/1995        6,497,972       0.93
& Agency                  175,000  United States Treasury Bills            5.26      12/14/1995          173,101       0.02
Obligations*


                                   Total Investments in US Government &
                                   Agency Obligations (Cost--$6,673,133)                               6,671,073       0.95


                                   Total Investments in Short-Term
                                   Obligations (Cost--$64,465,038)                                    64,462,978       9.20


                          Par                                            Strike      Expiration
                         Value                   Issue                   Price          Date

Currency Put Options Purchased

              C$        5,923,293  Canadian Dollar                    $    1.350     10/27/1995           29,889       0.00
                        8,858,049  Canadian Dollar                         1.354     10/27/1995           35,406       0.01
              YEN      48,117,647  Japanese Yen                          103.000     11/16/1995          334,754       0.05
                       24,000,000  Japanese Yen                          103.000     12/13/1995          240,048       0.03


                                   Total Currency Put Options Purchased
                                   (Premiums Paid--$1,596,832)                                           640,097       0.09


                                   Total Investments (Cost--$685,559,796)                            683,870,138      97.59


Currency Call Options Written

              C$        5,992,509  Canadian Dollar                         1.335     10/27/1995          (30,825)     (0.00)
                        8,988,764  Canadian Dollar                         1.335     10/27/1995          (44,045)     (0.01)
              YEN      32,000,000  Japanese Yen                           92.000     11/22/1995         (156,800)     (0.02)
                       24,000,000  Japanese Yen                           98.000     12/13/1995         (653,160)     (0.09)

                                   Total Currency Call Options Written
                                   (Premiums Received--$976,030)                                        (884,830)     (0.12)


Call Options Written

              US$      20,000,000  United States Treasury Stock          112.000      1/02/1996         (203,120)     (0.03)


                                   Total Call Options Written
                                   (Premiums Received--$379,687)                                        (203,120)     (0.03)



SCHEDULE OF INVESTMENTS (concluded)
                           Par                                           Strike      Expiration                    Percent of
                          Value                  Issue                   Price          Date            Value      Net Assets

Currency Put Options Written
              YEN      32,000,000  Japanese Yen                       $  102.000     11/22/1995     $   (409,600)     (0.06)%
                       24,000,000  Japanese Yen                          108.550     12/13/1995          (56,136)     (0.01)

                                   Total Currency Put Options Written
                                   (Premiums Received--$397,600)                                        (465,736)     (0.07)


                                   Total Options Written (Premiums Received--$1,753,317)              (1,553,686)     (0.22)


Total Investments, Net of Options Written (Cost--$683,806,479)                                       682,316,452      97.37

Unrealized Depreciation on Forward Foreign Exchange Contracts**                                       (1,618,458)     (0.23)

Other Assets Less Liabilities                                                                         20,059,884       2.86
                                                                                                    ------------     -------
Net Assets                                                                                          $700,757,878     100.00%
                                                                                                    ============     =======


Net Asset     Class A--Based on net assets of $93,894,503 and 10,212,635
Value:                 shares outstanding                                                           $       9.19
                                                                                                    ============
              Class B--Based on net assets of $592,119,185 and 64,387,209
                       shares outstanding                                                           $       9.20
                                                                                                    ============
              Class C--Based on net assets of $10,205,638 and 1,109,997
                       shares outstanding                                                           $       9.19
                                                                                                    ============
              Class D--Based on net assets of $4,538,552 and 493,502 shares
                       outstanding                                                                  $       9.20
                                                                                                    ============

 *Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
**Forward foreign exchange contracts as of September 30, 1995 were as follows:

                                                       Unrealized
                                  Expiration          Appreciation
  Foreign Currency Purchased         Date            (Depreciation)

  DM            92,060,615       October 1995         $    526,801

  Total (US$ Commitment--$63,969,195)                      526,801
                                                      ------------

  Foreign Currency Sold

  Chf           32,149,040       November 1995             107,980
  DM           205,077,986       October 1995             (420,096)
  Dkr          222,692,000       October 1995             (136,979)
  Pta          903,982,650       October 1995             (205,915)
  Frf           53,791,500       October 1995             (424,350)
  Pound         11,874,437       October 1995             (119,231)
  Sterling
  YEN        2,449,320,000       November 1995            (946,668)

  Total (US$ Commitment--$271,494,584)                  (2,145,259)
                                                      ------------

  Total Unrealized Depreciation on Forward
  Foreign Exchange Contracts--Net                     $ (1,618,458)
                                                      ============





OFFICERS AND TRUSTEES

Arthur Zeikel, President and Trustee
Donald Cecil, Trustee
Edward H. Meyer, Trustee
Charles C. Reilly, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
Terry K. Glenn, Executive Vice President
N. John Hewitt, Senior Vice President
Donald C. Burke, Vice President
Robert J. Parish, Vice President
Gerald M. Richard, Treasurer
Mark B. Goldfus, Secretary
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Custodian
State Street Bank and Trust Company
P.O. Box 351
225 Franklin Street
Boston, Massachusetts 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
Transfer Agency Mutual Fund Operations
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863